Stock-Based Compensation - Schedule of Information about Stock Options Outstanding (Details)	9 Months Ended
Sep. 30, 2026 USD ($) $ / shares shares
Range of Exercise Prices [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 0.15
Outstanding, Range of exercise prices upper range limit	$ 0.86
Outstanding, Number outstanding (in Shares) | shares	5,574,854
Outstanding, Weighted average remaining contractual term	3 years 4 months 20 days
Outstanding, Weighted average exercise price	$ 0.82
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 5,909,000
Exercisable, Number Exercisable (in Shares) | shares	5,574,854
Exercisable, Weighted average remaining contractual term	3 years 4 months 20 days
Exercisable, Weighted Average exercise price	$ 0.82
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 5,909,000
Range of Exercise Prices Two [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 1.66
Outstanding, Range of exercise prices upper range limit	$ 1.87
Outstanding, Number outstanding (in Shares) | shares	372,539
Outstanding, Weighted average remaining contractual term	5 years 9 months 18 days
Outstanding, Weighted average exercise price	$ 1.66
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 82,000
Exercisable, Number Exercisable (in Shares) | shares	202,127
Exercisable, Weighted average remaining contractual term	5 years 4 months 20 days
Exercisable, Weighted Average exercise price	$ 1.66
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 44,000
Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 2
Outstanding, Range of exercise prices upper range limit	$ 2.13
Outstanding, Number outstanding (in Shares) | shares	2,730,710
Outstanding, Weighted average remaining contractual term	6 years 3 months 7 days
Outstanding, Weighted average exercise price	$ 2
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 0
Exercisable, Number Exercisable (in Shares) | shares	37,140
Exercisable, Weighted average remaining contractual term	5 years
Exercisable, Weighted Average exercise price	$ 2.13
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 0
Range of Exercise Prices Four [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 2.27
Outstanding, Number outstanding (in Shares) | shares	894,460
Outstanding, Weighted average remaining contractual term	5 years 4 months 9 days
Outstanding, Weighted average exercise price	$ 2.27
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	15,653
Exercisable, Weighted average remaining contractual term	5 years 11 months 4 days
Exercisable, Weighted Average exercise price	$ 2.27
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 2.39
Outstanding, Range of exercise prices upper range limit	$ 2.41
Outstanding, Number outstanding (in Shares) | shares	538,709
Outstanding, Weighted average remaining contractual term	3 years 14 days
Outstanding, Weighted average exercise price	$ 2.4
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	538,709
Exercisable, Weighted average remaining contractual term	3 years 14 days
Exercisable, Weighted Average exercise price	$ 2.4
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Six [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 3.25
Outstanding, Number outstanding (in Shares) | shares	1,350,000
Outstanding, Weighted average remaining contractual term	2 years 2 months 15 days
Outstanding, Weighted average exercise price	$ 3.25
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares
Exercisable, Weighted average remaining contractual term
Exercisable, Weighted Average exercise price
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.25
Outstanding, Number outstanding (in Shares) | shares	1,350,000
Outstanding, Weighted average remaining contractual term	6 years 2 months 15 days
Outstanding, Weighted average exercise price	$ 4.25
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares
Exercisable, Weighted average remaining contractual term
Exercisable, Weighted Average exercise price
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.99
Outstanding, Number outstanding (in Shares) | shares	147,306
Outstanding, Weighted average remaining contractual term	1 year 3 days
Outstanding, Weighted average exercise price	$ 4.99
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	147,306
Exercisable, Weighted average remaining contractual term	1 year 3 days
Exercisable, Weighted Average exercise price	$ 4.99
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Nine [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 5.36
Outstanding, Number outstanding (in Shares) | shares	131,250
Outstanding, Weighted average remaining contractual term	29 days
Outstanding, Weighted average exercise price	$ 5.36
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	131,250
Exercisable, Weighted average remaining contractual term	29 days
Exercisable, Weighted Average exercise price	$ 5.36
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Ten [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 7.58
Outstanding, Number outstanding (in Shares) | shares	56,920
Outstanding, Weighted average remaining contractual term	1 year 8 months 26 days
Outstanding, Weighted average exercise price	$ 7.58
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	56,920
Exercisable, Weighted average remaining contractual term	1 year 8 months 26 days
Exercisable, Weighted Average exercise price	$ 7.58
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eleven [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 9.07
Outstanding, Number outstanding (in Shares) | shares	3,537
Outstanding, Weighted average remaining contractual term	2 years 2 months 15 days
Outstanding, Weighted average exercise price	$ 9.07
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,537
Exercisable, Weighted average remaining contractual term	2 years 2 months 15 days
Exercisable, Weighted Average exercise price	$ 9.07
Exercisable, Aggregate intrinsic value (in Dollars) | $